Share-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	3 years
Share-based compensation expense	$ 27,567	$ 42,188	$ 37,935
Excess tax benefit realized for the tax deductions of share-based arrangements	$ 3,328	1,596	$ 3,130
Supervisory Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense in connection with retirement provisions		$ 1,400
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted (in shares)	0	0	543,903
The weighted-average grant-date fair value of options granted during the years (dollars per share)			$ 4.94
Total intrinsic value of options exercised	$ 7,000	$ 6,300	$ 25,300
Unrecognized share-based compensation expense related to employee stock option awards	$ 200
Unrecognized share-based compensation expense recognized weighted average period, years	3 months 7 days
Number of shares exercisable, ending balance (in shares)	1,670,000	2,100,000	2,300,000
Weighted average exercise price exercisable, ending balance (dollars per share)	$ 19.27	$ 18.10	$ 16.99
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to employee stock option awards	$ 77,500
Unrecognized share-based compensation expense recognized weighted average period, years	4 years 5 months 27 days
Pre-vesting forfeitures percentage	7.20%
Weighted-average grant date fair value of restricted stock units granted (dollars per share)	$ 24.91	$ 22.73	$ 21.30
Total fair value of restricted stock units	$ 28,700	$ 34,100	$ 22,600
Certain Grants, Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
The 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
Common shares reserved and available for issuance under the plan	19,700,000
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	3 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	5 years